Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 58.6%
BlackRock Advantage Emerging Markets Fund, Class K	542,202	$5,400,334
BlackRock Tactical Opportunities Fund, Class K	500,997	7,129,190
Diversified Equity Master Portfolio	$84,059,459	84,059,459
International Tilts Master Portfolio	$17,340,642	17,340,642
iShares Developed Real Estate Index Fund, Class K	512,934	4,831,825
iShares MSCI EAFE Small-Cap ETF	90,015	5,700,650

		124,462,100

Fixed-Income Funds — 22.4%
BlackRock Diversified Fixed Income Fund, Class K	3,134,250	30,026,116
BlackRock High Yield Bond Portfolio, Class K	138,070	976,156
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41,056	4,471,820
iShares TIPS Bond ETF	113,013	12,138,726

		47,612,818

Security	Shares	Value

Money Market Funds — 20.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	4,565,900	$4,567,726
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	37,910,198	37,910,198

		42,477,924

Total Investments — 101.0% (Cost: $196,042,820)		214,552,842

Liabilities in Excess of Other Assets — (1.0)%		(2,054,636)

Net Assets — 100.0%		$212,498,206

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$5,194,299	$—		$—		$—	$206,035	$5,400,334	542,202	$—		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	14,018,948	—		(9,450,102	)(a)	(1,193)	73	4,567,726	4,565,900	7,205	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	25,625,496	12,284,702	(a)	—		—	—	37,910,198	37,910,198	473,677		—

BlackRock Diversified Fixed Income Fund, Class K	20,395,533	9,956,878		—		—	(326,295)	30,026,116	3,134,250	310,013		—

BlackRock High Yield Bond Portfolio, Class K	1,364,883	633,790		(1,025,892)		26,280	(22,905)	976,156	138,070	24,188		—

BlackRock Tactical Opportunities Fund, Class K	6,658,252	—		—		—	470,938	7,129,190	500,997	—		—

Diversified Equity Master Portfolio	57,080,131	19,428,755	(a)(c)	—		3,714,866	3,835,707	84,059,459	$84,059,459	244,456		—

International Tilts Master Portfolio	14,398,389	2,070,229	(a)(c)	—		116,317	755,707	17,340,642	$17,340,642	96,487		—

iShares Developed Real Estate Index Fund, Class K	3,551,019	1,758,000		(457,000)		(8,961)	(11,233)	4,831,825	512,934	—		—

iShares iBoxx $ Investment Grade Corporate Bond ETF	4,543,257	—		—		—	(71,437)	4,471,820	41,056	32,098		—

iShares MSCI EAFE Small-Cap ETF	5,571,929	—		—		—	128,721	5,700,650	90,015	—		—
iShares TIPS Bond ETF	8,700,993	3,430,228		—		—	7,505	12,138,726	113,013	—		—

						$3,847,309	$4,972,816	$214,552,842		$1,188,124		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Long Bond	31	06/18/24	$3,734	$31,042
Ultra U.S. Treasury Bond	9	06/18/24	1,161	5,451
S&P/TSE 60 Index	17	06/20/24	3,367	51,348
E-mini Russell 2000 Index	57	06/21/24	6,116	136,156
Euro Stoxx 50 Index	39	06/21/24	2,125	47,953
MSCI EAFE Index	73	06/21/24	8,603	27,091
MSCI Emerging Markets Index	141	06/21/24	7,395	(69,565)
S&P 500 E-Mini Index	7	06/21/24	1,858	42,700
S&P 500 Micro E-Mini Index	81	06/21/24	2,150	49,264

				$321,440

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	29,706	EUR	27,000	Barclays Bank PLC	06/20/24	$521

USD	77,538	JPY	11,277,000	Morgan Stanley & Co. International PLC	06/20/24	2,139

						2,660

AUD	480,000	USD	313,958	Bank of America N.A.	06/20/24	(480)

AUD	9,071,689	USD	6,029,607	JPMorgan Chase Bank N.A.	06/20/24	(105,074)

CAD	285,000	USD	211,079	Goldman Sachs International	06/20/24	(439)

CAD	2,654,223	USD	1,974,299	Morgan Stanley & Co. International PLC	06/20/24	(12,592)

CAD	4,406,099	USD	3,277,402	Morgan Stanley & Co. International PLC	06/20/24	(20,904)

EUR	3,648,507	USD	4,013,896	Morgan Stanley & Co. International PLC	06/20/24	(65,277)

						(204,766)

						$(202,106)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	2,761	$231,211	$—	$231,211

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	351	29,382	—	29,382

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	779	62,969	—	62,969

									$323,562	$—	$323,562

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$23,061,999	$—	$—	$23,061,999
Fixed-Income Funds	47,612,818	—	—	47,612,818
Money Market Funds	42,477,924	—	—	42,477,924

	$113,152,741	$—	$—	113,152,741

Investments Valued at NAV(a)				101,400,101

				$214,552,842

Derivative Financial Instruments(b)
Assets
Equity Contracts	$306,559	$371,515	$—	$678,074
Foreign Currency Exchange Contracts	—	2,660	—	2,660
Interest Rate Contracts	36,493	—	—	36,493
Liabilities
Equity Contracts	(69,565)	—	—	(69,565)
Foreign Currency Exchange Contracts	—	(204,766)	—	(204,766)

	$273,487	$169,409	$—	$442,896

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	EUR	Euro

CAD	Canadian Dollar	JPY	Japanese Yen

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2035 Fund

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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